UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11-14-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 95
                                        -------------------

Form 13F Information Table Value Total: $178,146
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATION TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    2782000      37390     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3899000      80299     SOLE                            X
ADOBE SYSTEMS, INC.            Common Stock   00724F101     597000      15950     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     614000      18800     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     570000       8600     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1680000      29970     SOLE                            X
AMGEN INC.                     Common Stock   031162100    5053000      70652     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    3525000      45800     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105     989000      55800     SOLE                            X
AQUA AMERICA                   Common Stock   03836W103    1095000      49931     SOLE                            X
ARCH COAL                      Common Stock   039380100    1618000      56000     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     284000      20000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    1339000      43700     SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1090000      24900     SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2364000      36048     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    1364000      20000     SOLE                            X
BANK OF AMERICA                Common Stock   06605010      265000       4960     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    2463000      54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1852000      23500     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     847000      34000     SOLE                            X
CANON INC                      Common Stock   138006309     622000      11902     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    2572000      32700     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     642000       9900     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    2357000     102575     SOLE                            X
CITIGROUP                      Common Stock   172967101    4074000      82027     SOLE                            X
COCA COLA                      Common Stock   191216100    2490000      55738     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103    1210000      19500     SOLE                            X
COMCAST CP A                   Common Stock   20030N101     928000      25161     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     601000      10096     SOLE                            X
CORNING INC.                   Common Stock   219350105     922000      37800     SOLE                            X
CYTEC INDUSTRIES               Common Stock   232820100    1349000      24270     SOLE                            X
DIEBOLD                        Common Stock   253651103     652000      15000     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    2134000      69055     SOLE                            X
DOVER CORP                     Common Stock   260003108    1873000      39500     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109     682000      15926     SOLE                            X
EMC CORP                       Common Stock   268648102     287000      24010     SOLE                            X
EMERSON CO.                    Common Stock   291011104    3028000      36115     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102    9405000     140170     SOLE                            X
FIRST MARBLEHEAD               Common Stock   320771108    2766000      39950     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    7196000     203880     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109     142000      10000     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     487000       2880     SOLE                            X
HALLIBURTON COMPANY            Common Stock   406216101    1058000      37200     SOLE                            X
HOME DEPOT                     Common Stock   437076102    2761000      76125     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2697000      65960     SOLE                            X
IBM CORPORATION                Common Stock   459200101    1938000      23661     SOLE                            X
INGERSOLL-RAND COMPANY LTD     Common Stock   G4776G101    1090000      28700     SOLE                            X
INTEL CORP.                    Common Stock   458140100    2029000      98675     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    4381000      93308     SOLE                            X
JACOBS ENGINEERING GROUP       Common Stock   469814107    1967000      26325     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    8343000     128480     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1316000      16810     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1567000      27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1910000      22200     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103    1107000      22900     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107      55000      23648     SOLE                            X
MARSH & MCLENNAN COMPANIES     Common Stock   571748102     838000      29800     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     253000       3000     SOLE                            X
MEDTRONIC                      Common Stock   585055106     859000      18500     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     950000      24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    4728000      60450     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2902000     106115     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448    3135000      43000     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     845000      33800     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     566000      15300     SOLE                            X
NIKE INC.                      Common Stock   654106103     860000       9860     SOLE                            X
NOKIA CORP                     Common Stock   654902204     265000      13500     SOLE                            X
NORFOLK SOUTHERN CORP.         Common Stock   655844108    1088000      24700     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      30000      13295     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    1765000      99500     SOLE                            X
PALL CORPORATION               Common Stock   696429307     924000      30000     SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1672000      45400     SOLE                            X
PEPSICO                        Common Stock   713448108    2184000      33475     SOLE                            X
PFIZER                         Common Stock   717081103    3538000     124775     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    8520000     137470     SOLE                            X
QUALCOMM                       Common Stock   747525103    2322000      63895     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     198000       3000     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108    3033000      48900     SOLE                            X
SIGMA TEL, INC.                Common Stock   82661W107     120000      25800     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108     400000      19800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1787000      36045     SOLE                            X
SYMANTEC                       Common Stock   871503108     506000      23800     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     803000      46100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     572000      12000     SOLE                            X
TIME WARNER                    Common Stock   887317105     654000      35900     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     674000      24100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    7621000     105940     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     335000       5300     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    1076000      23375     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     864000      15493     SOLE                            X
WATERS CORP                    Common Stock   941848103    4023000      88865     SOLE                            X
WATTS WATER TECHNOLOGIES       Common Stock   942749102    2019000      63575     SOLE                            X
WELLS FARGO                    Common Stock   30226D106    1234000      34130     SOLE                            X
WYETH                          Common Stock   983024100     310000       6102     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     745000      11050     SOLE                            X